Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxation

9. TAXATION

	Group
	2017 £m	2016 £m	2015 £m
Current tax:
UK corporation tax on profit for the year	556	611	346
Adjustments in respect of prior years	(27)	(13)	(16)
Total current tax	529	598	330
Deferred tax:
Charge/(credit) for the year	23	(11)	54
Adjustments in respect of prior years	9	11	(3)
Total deferred tax	32	–	51
Tax on profit	561	598	381

The standard rate of UK corporation tax was 27.25% for banking entities and 19.25% for non-banking entities (2016: 28.00% for banking entities and 20.00% for non-banking entities) following the introduction of an 8% surcharge to be applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Finance (No.2) Act 2015 introduced reductions in the corporation tax rate from 20% to 19% in 2017 and 18% by 2020. The Finance Act 2016, which was substantively enacted on 6 September 2016, introduced a further reduction in the standard rate of corporation tax rate to 17% from 2020. The effects of the changes in tax rates are included in the deferred tax balances at both 31 December 2017 and 2016.

The Santander UK group’s effective tax rate for 2017, based on profit before tax, was 30.9% (2016: 31.2%, 2015: 28.3%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Group
	2017 £m	2016 £m	2015 £m
Profit before tax	1,817	1,917	1,345
Tax calculated at a tax rate of 19.25% (2016: 20.00%, 2015: 20.25%)	350	384	272
Bank surcharge on profits	132	134	–
Non-deductible preference dividends paid	9	8	6
Non-deductible UK Bank Levy	25	30	20
Non-deductible conduct remediation	35	39	90
Other non-equalised items	30	8	8
Effect of non-UK profits and losses	–	(1)	(1)
Utilisation of capital losses for which credit was not previously recognised	–	–	(4)
Effect of change in tax rate on deferred tax provision	(2)	(2)	9
Adjustment to prior year provisions	(18)	(2)	(19)
Tax charge	561	598	381

The decrease in effective tax rate from 2016 to 2017 is largely due to the reduction in the statutory tax rate, reductions in the bank levy and releases in accruals for prior periods offset by the impact of non-deductible conduct remediation in 2017. It is anticipated that the Santander UK group’s effective tax rate in future periods will continue to be impacted by the 8% surcharge, the level of any non-deductible conduct remediation, changes to the cost of the Bank Levy and reductions in the statutory rate as noted above.

Current tax assets and liabilities

Movements in current tax assets and liabilities during the year were as follows:

	Group
	2017 £m	2016 £m
Assets	–	49
Liabilities	(54)	(1)
At 1 January	(54)	48
Income statement charge	(529)	(598)
Other comprehensive income credit/(charge)	44	(49)
Corporate income tax paid	484	507
Other movements	52	38
	(3)	(54)
Assets	–	–
Liabilities	(3)	(54)
At 31 December	(3)	(54)

The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities together with the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.

Santander UK proactively engages with HM Revenue & Customs to resolve tax matters relating to prior years. The accounting policy for recognising provisions for such matters are described in Note 1 to the Consolidated Financial Statements. It is not expected that there will be any material movement in such provisions within the next twelve months. Santander UK adopted the Code of Practice on Taxation for Banks in 2010.

Deferred tax

The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year:

	Group

	Fair value of financial instruments £m	Pension remeasurement £m	Cash flow hedges £m	Available- for-sale £m	Tax losses carried forward £m	Accelerated tax depreciation £m	Other temporary differences £m	Total £m
At 1 January 2017	(31)	(35)	(50)	(27)	5	(5)	15	(128)
Income statement (charge)/credit	(10)	(32)	–	–	20	1	(11)	(32)
Transfers/reclassifications	–	–	–	7	–	–	(7)	–
Credited/(charged) to other comprehensive income	–	26	53	(6)	–	–	(1)	72
At 31 December 2017	(41)	(41)	3	(26)	25	(4)	(4)	(88)

At 1 January 2016	(76)	(115)	(27)	(11)	8	3	(5)	(223)
Income statement (charge)/credit	44	(53)	–	–	(3)	(8)	20	–
Credited/(charged) to other comprehensive income	1	133	(23)	(16)	–	–	–	95
At 31 December 2016	(31)	(35)	(50)	(27)	5	(5)	15	(128)

The deferred tax assets/(liabilities) scheduled above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s five-year plan (described in Note 20) would not cause a reduction in the deferred tax assets recognised. At 31 December 2017, the Santander UK group and a trading subsidiary Santander Lending Limited recognised a deferred tax asset of £4m (2016: £5m) in respect of prior year trading losses. Future profit forecasts are such that recognition criteria under IAS 12 have been met. These tax losses do not time expire. At 31 December 2017, the Santander UK group has a recognised deferred tax asset in respect of UK capital losses carried forward of £21m (2016: £nil). There are no unrecognised capital losses carried forward (2016: £nil).

In addition, the Santander UK group has net operating losses carried forward in the US of $76m (2016: $80m). A deferred tax asset on these losses has not been recognised as the Santander UK group does not currently anticipate being able to offset the losses against future profits or gains in order to realise any economic benefit in the foreseeable future and in particular these losses will expire on closure of the Abbey National Treasury Services plc US Branch.